CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAD) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2009	40,222	4,652	20,978	65,852
Total comprehensive income	0	0	26,464	26,464
Dividends to common shareholders	0	0	(9,120)	(9,120)
Issuance of common shares	4,166	(1,769)	0	2,397
Shares repurchased	(920)		(2,416)	(3,336)
Stock-based compensation expense		1,098	0	1,098
Total of other equity movements	3,246	(671)	(11,536)	(8,961)
Balance at Sep. 30, 2010	43,468	3,981	35,906	83,355
Total comprehensive income	0	0	9,042	9,042
Net income (loss) and comprehensive income (loss)				9,042
Dividends to common shareholders	0	0	(7,929)	(7,929)
Issuance of common shares	2,681	(589)	0	2,092
Stock-based compensation expense	0	786	0	786
Total of other equity movements	2,681	197	(7,929)	(5,051)
Balance at Sep. 30, 2011	46,149	4,178	37,019	87,346
Net income (loss) and comprehensive income (loss)	0	0	(43,089)	(43,089)
Dividends to common shareholders	0	0	(6,269)	(6,269)
Issuance of common shares	503	(211)	0	292
Stock-based compensation expense	0	733	0	733
Total of other equity movements	503	522	(6,269)	(5,244)
Balance at Sep. 30, 2012	46,652	4,700	(12,339)	39,013